January 1, 1998
                          DREYFUS LARGE COMPANY
                              GROWTH FUND
                       SUPPLEMENT TO PROSPECTUS
                         DATED MARCH 1, 1997
                       AS REVISED MARCH 7, 1997

        EFFECTIVE JANUARY 1, 1998, THE FOLLOWING INFORMATION SUPPLEMENTS AND SUPERSEDES ANY CONTRARY INFORMATION CONTAINED IN THE PROSPECTUS UNDER THE CAPTION "HOW TO BUY SHARES."
        The minimum initial investment is $750 for Dreyfus-sponsored Keogh Plans, IRAs (including regular IRAs, spousal IRAs for a non-working spouse, Roth IRAs, SEP-IRAs and rollover IRAs) and 403(b)(7) Plans with only one participant and $500 for Dreyfus-sponsored Education IRAs, with no minimum on subsequent purchases.
                                                                     250s0198


                                                            January 1, 1998
                           DREYFUS LARGE COMPANY
                               VALUE FUND
                         SUPPLEMENT TO PROSPECTUS
                           DATED MARCH 1, 1997

        EFFECTIVE JANUARY 1, 1998, THE FOLLOWING INFORMATION SUPPLEMENTS AND SUPERSEDES ANY CONTRARY INFORMATION CONTAINED IN THE PROSPECTUS UNDER THE CAPTION "HOW TO BUY SHARES."
        The minimum initial investment is $750 for Dreyfus-sponsored Keogh Plans, IRAs (including regular IRAs, spousal IRAs for a non-working spouse, Roth IRAs, SEP-IRAs and rollover IRAs) and 403(b)(7) Plans with only one participant and $500 for Dreyfus-sponsored Education IRAs, with no minimum on subsequent purchases.
                                                                    251s0198


                                                            January 1, 1998
                            DREYFUS SMALL COMPANY
                                 VALUE FUND
                          SUPPLEMENT TO PROSPECTUS
                             DATED MARCH 1, 1997
                          AS REVISED MARCH 7, 1997

        EFFECTIVE JANUARY 1, 1998, THE FOLLOWING INFORMATION SUPPLEMENTS AND SUPERSEDES ANY CONTRARY INFORMATION CONTAINED IN THE PROSPECTUS UNDER THE CAPTION "HOW TO BUY SHARES."
        The minimum initial investment is $750 for Dreyfus-sponsored Keogh Plans, IRAs (including regular IRAs, spousal IRAs for a non-working spouse, Roth IRAs, SEP-IRAs and rollover IRAs) and 403(b)(7) Plans with only one participant and $500 for Dreyfus-sponsored Education IRAs, with no minimum on subsequent purchases.
                                                                 253s0198


                                                         January 1, 1998
                            DREYFUS TECHNOLOGY
                               GROWTH FUND
                        SUPPLEMENT TO PROSPECTUS
                         DATED OCTOBER 13, 1997

        EFFECTIVE JANUARY 1, 1998, THE FOLLOWING INFORMATION SUPPLEMENTS AND SUPERSEDES ANY CONTRARY INFORMATION CONTAINED IN THE PROSPECTUS UNDER THE CAPTION "HOW TO BUY SHARES."
        The minimum initial investment is $750 for Dreyfus-sponsored Keogh Plans, IRAs (including regular IRAs, spousal IRAs for a non-working spouse, Roth IRAs, SEP-IRAs and rollover IRAs) and 403(b)(7) Plans with only one participant and $500 for Dreyfus-sponsored Education IRAs, with no minimum on subsequent purchases.
                                                                  255s0198